Document and Entity Information Document	Nov. 05, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2020
Entity Registrant Name	VYNE Therapeutics Inc
Entity Central Index Key	0001566044
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38356
Entity Tax Identification Number	45-3757789
Entity Address, Address Line One	520 U.S. Highway 22, Suite 204
Entity Address, City or Town	Bridgewater
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08807
City Area Code	800
Local Phone Number	755-7936
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	VYNE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true